Held for Sale and Discontinued Operations - Summary of Statement of Comprehensive Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of Financial Performance and Cash Flow Items [Line Items]
Net result / (loss)	€ (199)	€ (540)	[1]	€ 2,029
Items that will not be reclassified to profit or loss:
Income tax relating to items that will not be reclassified	30	(5)		(101)
Items that may be reclassified subsequently to profit or loss:
Gains / (losses) on financial assets measured at FVOCI	(117)	(192)
Equity movements of associates	(7)	2		(6)
Income tax relating to items that may be reclassified	(72)	333		372
Total other comprehensive income / (loss)	421	(870)	[1]	200
Total comprehensive income / (loss)	222	(1,410)	[1]	€ 2,229
Discontinued operations [member]
Disclosure of Financial Performance and Cash Flow Items [Line Items]
Net result / (loss)	(17)	(1,296)
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit plans	51	948
Income tax relating to items that will not be reclassified	(13)	(245)
Items that may be reclassified subsequently to profit or loss:
Gains / (losses) on financial assets measured at FVOCI	16	(461)
(Gains) / losses transferred to income statement on disposal and impairment of available-for-sale investments	0	(5)
Equity movements of associates	(2)	2
Income tax relating to items that may be reclassified	(4)	120
Total other comprehensive income / (loss)	48	359
Total comprehensive income / (loss)	€ 31	€ (937)

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.